11. Employee and Director Benefit Programs (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee And Director Benefit Programs Details 1Abstract
Benefit obligation	$ 4,566	$ 4,361	$ 4,174
Fair value of plan assets	0	0
Funded status	(4,566)	(4,361)
Unrecognized prior service cost/benefit	0	0
Unrecognized net actuarial loss	0	0
Net amount recognized	(4,566)	(4,361)
Unfunded accrued liability	(4,566)	(4,361)
Intangible assets	0	0
Net amounts recognized	$ (4,566)	$ (4,361)